Financial Assets and Liabilities - Summary of Information Regarding Credit Quality by Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 63,671	₱ 95,747
Financial assets neither past due nor impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	56,680	88,345
Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,202	16,739
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	80,873	112,486
Costs [Member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	24,369	51,654
Costs [Member] | Financial assets neither past due nor impaired [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	48,629	78,881
Costs [Member] | Financial assets neither past due nor impaired [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	8,051	9,464
Costs [Member] | Financial assets neither past due nor impaired [member] | Cash and Cash Equivalent [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	24,111	51,410
Costs [Member] | Financial assets neither past due nor impaired [member] | Cash and Cash Equivalent [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	258	244
Costs [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,991	7,402
Costs [Member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,202	16,739
Financial instruments at amortized cost [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	43,308	44,560
Financial instruments at amortized cost [Member] | Costs [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,504	2,686
Financial instruments at amortized cost [Member] | Costs [Member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	150
Financial instruments at amortized cost [Member] | Costs [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	314	1,165
Financial instruments at amortized cost [Member] | Costs [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,178	19,444
Financial instruments at amortized cost [Member] | Costs [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	13,005	11,073
Financial instruments at amortized cost [Member] | Costs [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,896	4,225
Financial instruments at amortized cost [Member] | Costs [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	889	270
Financial instruments at amortized cost [Member] | Costs [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,372	5,547
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	11,439	11,312
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,676	9,107
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Other financial assets [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,747	1,221
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Other financial assets [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,452	1,226
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Debt Instruments at Amortized Cost [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	150
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Short Term Investments1 | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	314	1,165
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Retail subscribers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,280	4,125
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Retail subscribers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,634	3,577
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Corporate subscribers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,652	2,806
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Corporate subscribers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,041	1,519
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Foreign administrations [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	460	593
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Foreign administrations [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	414	850
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Domestic carriers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	374	29
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Domestic carriers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	40	49
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Dealers agents and others [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,462	1,223
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Dealers agents and others [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,095	1,886
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,991	7,402
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7	3
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,572	1,918
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,710	2,239
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	645	1,863
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	385	115
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,672	1,264
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,202	16,739
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	298	236
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	10,692	9,824
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,602	4,509
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	377	919
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	90	77
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,143	1,174
Financial instruments at FVPL [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	10,277	11,919
Financial instruments at FVPL [Member] | Costs [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,866	6,833
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,369	4,763
Financial instruments at FVPL [Member] | Costs [Member] | Interest rate swap contract [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	31	227
Financial instruments at FVPL [Member] | Costs [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	8
Financial instruments at FVPL [Member] | Costs [Member] | Long-term currency swap [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1	83
Financial instruments at FVPL [Member] | Costs [Member] | Currency swap [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2	13
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	10,160	11,806
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	117	113
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Other financial assets [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,866	6,833
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Financial assets at FVPL [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,252	4,650
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Financial assets at FVPL [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	117	113
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Interest rate swap contract [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	31	227
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Forward Foreign Exchange Contracts [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	8
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Long-term currency swap [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1	83
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Currency swap [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2	13
Financial instruments at FVOCI [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,919	4,353
Financial instruments at FVOCI [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,919	4,353
Financial instruments at FVOCI [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,919	4,353
Financial instruments at FVOCI [member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 2,919	₱ 4,353